As filed with the Securities and Exchange Commission on April 2, 2007


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21167

          NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
          ------------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
          Neuberger Berman California Intermediate Municipal Fund Inc.
                          605 Third Avenue, 2nd Floor
                         New York, New York  10158-0180

                             Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                  (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                       NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc.
-------------------------------------------------------------------


PRINCIPAL AMOUNT                         SECURITY(@)                                  RATING                 VALUE(+)
($000's omitted)                                                                 Moody's   S&P       ($000's omitted)
ARIZONA (0.8%)
                 750  Verrado Comm. Fac. Dist. Number 1 G.O., Ser.                                                800(^^)
                      2003, 6.15%, due 7/15/17                                                     ------------------

CALIFORNIA (134.8%)
                 780  Abag Fin. Au. Cert. of Participation Rev. (Channing
                      House), Ser. 1999, 4.90%, due 2/15/09                                BBB                    792(B)
               3,050  Abag Fin. Au. Cert. of Participation Rev. (Episcopal
                      Homes Foundation), Ser. 1998, 5.13%, due 7/1/18                      BBB+                 3,105(B)
               1,000  Abag Fin. Au. Rev. (San Diego Hosp. Assoc.), Ser.
                      2003 C, 5.13%, due 3/1/18                                  Baa1      BBB+                 1,032(B)
               1,250  Alameda Co. Cert. of Participation Ref. Rev., Ser.
                      2001 A, (MBIA Insured), 5.38%, due 12/1/17                 Aaa                            1,347
               1,285  Bay Area Governments Assoc. BART SFO
                      Extension Rev. (Arpt. Premium Fare), Ser. 2002 A,
                      (AMBAC Insured), 5.00%, due 8/1/21                         Aaa       AAA                  1,345
               1,000  Burbank Pub. Svc. Dept. Elec. Rev., Ser. 1998,
                      (FSA Insured), 5.13%, due 6/1/16                           Aaa       AAA                  1,028
                 555  California Co. Tobacco Securitization Agcy. Tobacco
                      Settlement Asset-Backed Rev., Ser. 2002, 4.75%,
                      due 6/1/19                                                 Baa3                             558
               1,750  California Ed. Fac. Au. Ref. Rev. (Stanford Univ.),
                      Ser. 2001 R, 5.00%, due 11/1/21                            Aaa       AAA                  1,829(B)
               2,000  California Hlth. Fac. Fin. Au. Rev. (Catholic
                      Healthcare West), Ser. 2004 I, 4.95%, due 7/1/26           A2        A                    2,100(B)
               2,000  California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai
                      Med. Ctr.), Ser. 1999 A, 6.13%, due 12/1/19                A3                             2,146(B)
               2,000  California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai
                      Med. Ctr.), Ser. 2005, 5.00%, due 11/15/21                 A3                             2,095(B)
               1,000  California Hlth. Fac. Fin. Au. Rev. (Kaiser
                      Permanente), Ser. 1998 B, 5.00%, due 10/1/20                         AAA                  1,028(B)
               2,000  California Hsg. Fin. Agcy. Home Mtge. Rev., Ser.
                      2006 E, (FGIC Insured), 4.88%, due 2/1/17                  Aaa       AAA                  2,051
                 500  California Muni. Fin. Au. Ed. Rev. (American
                      Heritage Ed. Foundation Proj.), Ser. 2006 A, 5.00%,
                      due 6/1/16                                                           BBB-                   513(B)
                 100  California Poll. Ctrl. Fin. Au. Ref. PCR (Pacific Gas &
                      Elec. Co.), Ser. 1996 F, (LOC: Bank One N.A.),
                      3.62%, due 2/1/07                                                    A-1+                   100(u)(B)
               4,000  California Poll. Ctrl. Fin. Au. Ref. PCR (Pacific Gas &
                      Elec. Co.), Ser. 1996 A, (MBIA Insured), 5.35%, due
                      12/1/16                                                    Aaa       AAA                  4,255(B)
               1,500  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                      (Republic Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due
                      6/1/23 Putable 12/1/17                                     Baa2      BBB+                 1,591(B)
               3,000  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                      (Waste Management, Inc. Proj.), Ser. 2005 C,
                      5.13%, due 11/1/23                                                   BBB                  3,146(B)
               1,000  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                      (Waste Management, Inc. Proj.), Ser. 2002 C,
                      4.85%, due 12/1/27 Putable 11/30/07                                  BBB                  1,005(B)
               4,500  California St. Dept. of Wtr. Res. Pwr. Supply Rev.,
                      Ser. 2002 A, 5.75%, due 5/1/17                             Aaa       A-                   4,979
               1,000  California St. Dept. of Wtr. Res. Pwr. Supply Rev.,
                      Ser. 2002 A, 5.38%, due 5/1/22                             Aaa       A-                   1,089
               2,250  California St. G.O., Ser. 2002, 5.00%, due 10/1/17         A1        A+                   2,370
               1,000  California St. Pub. Works Board Lease (Dept. of
                      Gen. Svc.) Rev. (Cap. East End Complex), Ser.
                      2002 A, (AMBAC Insured), 5.25%, due 12/1/16                Aaa       AAA                  1,072

See Notes to Schedule of Investments

                                                                                       NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------


PRINCIPAL AMOUNT                         SECURITY(@)                                  RATING                 VALUE(+)
($000's omitted)                                                                 Moody's   S&P       ($000's omitted)
               1,095  California St. Pub. Works Board Lease Rev.
                      (California Comm. Colleges), Ser. 2004 B, 5.50%,
                      due 6/1/20                                                 A2        A                    1,194
               3,000  California St. Pub. Works Board Lease Rev.
                      (Regents of the Univ. of California, UCLA
                      Replacement Hosp.), Ser. 2002 A, (FSA Insured),
                      5.38%, due 10/1/13                                         Aaa       AAA                  3,243
               1,000  California St. Univ. Fresno Assoc., Inc. Rev.
                      (Auxiliary Organization Event Ctr.), Ser. 2002,
                      5.00%, due 7/1/12                                          Baa3                           1,060
               2,000  California Statewide CDA Cert. of Participation Rev.
                      (Children's Hosp. Los Angeles), Ser. 1999, 5.13%,
                      due 8/15/19                                                A3        A                    2,063(B)
               1,890  California Statewide CDA Cert. of Participation Rev.
                      (The Internext Group), Ser. 1999, 5.38%, due 4/1/17                  BBB                  1,929(B)
               1,000  California Statewide CDA Hlth. Fac. Rev. (Adventist
                      Hlth.), Ser. 2005 A, 5.00%, due 3/1/20                               A                    1,046(B)
               5,000  California Statewide CDA Hlth. Fac. Rev. (Mem.
                      Hlth. Svcs.), Ser. 2003 A, 6.00%, due 10/1/16              A3        A+                   5,475(B)
               1,000  California Statewide CDA Rev. (Daughters of Charity
                      Hlth.), Ser. 2005 G, 5.00%, due 7/1/22                               BBB+                 1,032(B)
               3,000  California Statewide CDA Rev. (Kaiser Permanente),
                      Ser. 2002 E, 4.70%, due 11/1/36 Putable 6/1/09                       A+                   3,043(B)
               1,000  Central Joint Pwr. Hlth. Fin. Au. Cert. of Participation
                      Rev. (Comm. Hosp. of Central California Proj.), Ser.
                      2000, 5.50%, due 2/1/14                                    Baa2      BBB-                 1,033(B)
               1,020  Cerritos Pub. Fin. Au. Sub. Tax Allocation Rev.
                      (Cerritos Redev. Proj.), Ser. 2002 B, 4.40%, due
                      11/1/16                                                              BBB                  1,004
               2,550  Contra Costa Comm. College Dist. G.O., Ser. 2002,
                      (FGIC Insured), 5.25%, due 8/1/17                          Aaa       AAA                  2,740
                 610  Elk Grove Spec. Tax Rev. (East Franklin Comm.
                      Fac. Dist. Number 1), Ser. 2002 A, 5.38%, due
                      8/1/17                                                                                      639(^^)
               1,000  Fresno Unified Sch. Dist. Ref. G.O., Ser. 2002 A,
                      (MBIA Insured), 6.00%, due 2/1/17                          Aaa       AAA                  1,164
               2,835  Glendale Redev. Agcy. Tax Allocation Rev. (Central
                      Glendale Redev. Proj.), Ser. 2002, (MBIA Insured),
                      5.00%, due 12/1/16                                         Aaa       AAA                  3,019
               2,480  Glendale Redev. Agcy. Tax Allocation Rev. (Central
                      Glendale Redev. Proj.), Ser. 2002, (MBIA Insured),
                      5.25%, due 12/1/17                                         Aaa       AAA                  2,681
               1,000  Kings Canyon Joint Unified Sch. Dist. G.O., Ser.
                      2002, (FGIC Insured), 5.38%, due 8/1/17                    Aaa       AAA                  1,075
               1,245  Long Beach Bond Fin. Au. Tax Allocation Rev.
                      (Downtown, North Long Beach, Poly High, & West
                      Beach Redev. Proj.), Ser. 2002 A, (AMBAC
                      Insured), 5.38%, due 8/1/17                                Aaa       AAA                  1,350
                 660  Long Beach Bond Fin. Au. Tax Allocation Rev.
                      (North Long Beach Proj.), Ser. 2002 A, (AMBAC
                      Insured), 5.38%, due 8/1/17                                Aaa       AAA                    715
                 500  Long Beach Fin. Au. Rev., Ser. 1992, (AMBAC
                      Insured), 6.00%, due 11/1/17                               Aaa       AAA                    574
               1,275  Los Angeles Co. Long Beach Unified Sch. Dist.
                      G.O., Ser. 2002 D, (FSA Insured), 5.00%, due
                      8/1/17                                                     Aaa                            1,336
               5,000  Los Angeles Dept. of Arpts. Rev. (Los Angeles Int'l.
                      Arpt.), Ser. 2002 A, (FGIC Insured), 5.25%, due
                      5/15/18                                                    Aaa       AAA                  5,334
                 500  Marin Co. Dixie Elementary Sch. Dist. G.O., Ser.
                      2000 A, (FSA Insured), 5.38%, due 8/1/17                   Aaa       AAA                    533


See Notes to Schedule of Investments

                                                                                       NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------


PRINCIPAL AMOUNT                         SECURITY(@)                                  RATING                 VALUE(+)
($000's omitted)                                                                 Moody's   S&P       ($000's omitted)
               1,045  Marin Co. Muni. Wtr. Dist. Wtr. Ref. Rev., Ser. 2002,
                      (AMBAC Insured), 5.00%, due 7/1/17                         Aaa       AAA                  1,104
               1,090  Moreland Sch. Dist. Ref. G.O., Ser. 2002, (FGIC
                      Insured), 5.13%, due 9/1/17                                Aaa       AAA                  1,157
                 535  Nevada & Placer Cos. Irrigation Dist. Cert. of
                      Participation Rev., Ser. 2002, (FGIC Insured),
                      5.00%, due 1/1/16                                          Aaa       AAA                    566
                 565  Nevada & Placer Cos. Irrigation Dist. Cert. of
                      Participation Rev., Ser. 2002, (FGIC Insured),
                      5.00%, due 1/1/17                                          Aaa       AAA                    596
                 500  Northstar Comm. Svcs. Dist. Spl. Tax, (Comm. Facs.
                      Dist. No. 1), Ser. 2006, 4.70%, due 9/1/18                                                  493(^^)
                 500  Northstar Comm. Svcs. Dist. Spl. Tax, (Comm. Facs.
                      Dist. No. 1), Ser. 2006, 4.75%, due 9/1/19                                                  493(^^)
               1,045  Oakland  G.O., Ser. 2002 A, (FGIC Insured), 5.00%,
                      due 1/15/15                                                Aaa       AAA                  1,103
               1,210  Oakland  G.O., Ser. 2002 A, (FGIC Insured), 5.00%,
                      due 1/15/18                                                Aaa       AAA                  1,270
                 605  Oakland Redev. Agcy. Rev. (Coliseum Area Redev.
                      Proj.), Ser. 2003, 5.00%, due 9/1/16                                 A                      646
                 635  Oakland Redev. Agcy. Rev. (Coliseum Area Redev.
                      Proj.), Ser. 2003, 5.00%, due 9/1/17                                 A                      678
               1,290  Oakland Redev. Agcy. Sub. Tax Allocation Rev.
                      (Central Dist. Redev. Proj.), Ser. 2003, (FGIC
                      Insured), 5.50%, due 9/1/17                                Aaa       AAA                  1,401
               1,445  Oceanside Cert. of Participation Ref. Rev., Ser.
                      2003 A, (AMBAC Insured), 5.25%, due 4/1/14                 Aaa       AAA                  1,562
               3,890  Port of Oakland Ref. Rev., Ser. 2002 N, (MBIA
                      Insured), 5.00%, due 11/1/13                               Aaa       AAA                  4,094
               2,655  Riverside Co. Eastern Muni. Wtr. Dist. Cert. of
                      Participation Wtr. & Swr. Rev., Ser. 2001 A, (FGIC
                      Insured), 5.00%, due 7/1/19                                Aaa       AAA                  2,780
                 440  Roseville Stone Point Comm. Fac. District No. 1
                      Special Tax Rev., Ser. 2003, 5.70%, due 9/1/17                                              459(^^)
               2,600  Sacramento Muni. Util. Dist. Elec. Rev., Ser. 1997 K,
                      (AMBAC Insured), 5.70%, due 7/1/17                         Aaa       AAA                  2,999
                 830  San Diego Redev. Agcy. Sub. Parking Rev. (Centre
                      City Redev. Proj.), Ser. 2003 B, 4.80%, due 9/1/15         Baa2                             845
                 820  San Diego Redev. Agcy. Sub. Parking Rev. (Centre
                      City Redev. Proj.), Ser. 2003 B, 4.90%, due 9/1/16         Baa2                             835
               2,000  San Diego Unified Sch. Dist. G.O., Ser. 2002 D,
                      (FGIC Insured), 5.25%, due 7/1/21                          Aaa       AAA                  2,156
               3,000  San Francisco Bay Area Toll Au. Toll Bridge Rev.,
                      Ser. 2001 D, 5.00%, due 4/1/17                             Aa3       AA                   3,132
               1,500  San Francisco City & Co. Int'l. Arpt. Second Ser.
                      Rev., (FGIC Insured), 5.25%, due 5/1/16                    Aaa       AAA                  1,553
               5,000  San Francisco City & Co. Redev. Agcy. Lease Ref.
                      Rev. (George R. Moscone Convention Ctr.), Ser.
                      2002, (FSA Insured), 5.00%, due 7/1/17                     Aaa       AAA                  5,275
               1,000  San Jose Arpt. Ref. Rev., Ser. 2002 B, (FSA
                      Insured), 5.00%, due 3/1/11                                Aaa       AAA                  1,039
               1,615  San Jose Arpt. Ref. Rev., Ser. 2002 B, (FSA
                      Insured), 5.00%, due 3/1/12                                Aaa       AAA                  1,686
               2,500  San Jose Fin. Au. Lease Rev. (Civic Ctr. Proj.), Ser.
                      2002 B, (AMBAC Insured), 5.25%, due 6/1/17                 Aaa       AAA                  2,674
               1,000  San Jose Multi-Family Hsg. Rev. (Fallen Leaves
                      Apts. Proj.), Ser. 2002 J-1, (AMBAC Insured),
                      4.95%, due 12/1/22                                         Aaa       AAA                  1,030(B)



See Notes to Schedule of Investments

                                                                                       NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------


PRINCIPAL AMOUNT                         SECURITY(@)                                  RATING                 VALUE(+)
($000's omitted)                                                                 Moody's   S&P       ($000's omitted)
               1,620  Santa Clara Co. Fremont Union High Sch. Dist.
                      G.O., Ser. 2002 C, (FSA Insured), 5.00%, due
                      9/1/20                                                     Aaa       AAA                  1,728
               1,000  Santa Rosa Rancheria Tachi Yokut Tribe Enterprise
                      Rev., Ser. 2003, 6.13%, due 3/1/13                                                        1,022(^^)
               3,905  Solano Co. Cert. of Participation Rev., Ser. 2002,
                      (MBIA Insured), 5.25%, due 11/1/17                         Aaa       AAA                  4,222
               1,000  South Gate Pub. Fin. Au. Tax Allocation Rev. (South
                      Gate Redev. Proj. No. 1), Ser. 2002, 5.00%, due
                      9/1/16                                                     Aaa       AAA                  1,065
                 600  Univ. of California Regents Cert. of Participation
                      Rev. (San Diego Campus & Sacramento Proj.), Ser.
                      2002 A, 5.25%, due 1/1/18                                  Aa2                              632
               1,000  Univ. of California Regents Rev. (Multi. Purp. Proj.),
                      Ser. 2000 K, (MBIA Insured), 5.00%, due 9/1/12             Aaa       AAA                  1,032
                                                                                                   ------------------
                                                                                                              135,186
FLORIDA (0.8%)                                                                                     ------------------
                 750  Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev. (Mount
                      Sinai Med. Ctr. of Florida Proj.), Ser. 2004, 6.25%,
                      due 11/15/09                                               Ba1       BB+                    787(B)
                                                                                                   ------------------

GEORGIA (1.0%)
               1,000  De Kalb Co. Dev. Au. Ref. PCR (General Motors
                      Corp. Proj.), Ser. 2002, 6.00%, due 3/15/21                Caa1      B-                   1,019(B)
                                                                                                   ------------------
GUAM (0.7%)
                 700  Guam Gov't. Waterworks Au. Wtr. & Wastewater
                      Sys. Rev., Ser. 2005, 5.50%, due 7/1/16                    Ba2                              743
                                                                                                   ------------------

LOUISIANA (2.9%)
               1,500  Morehouse Parish Ref. PCR (Int'l. Paper Co. Proj.),
                      Ser. 2001 A, 5.25%, due 11/15/13                           Baa3      BBB                  1,582(B)
               1,250  Tobacco Settlement Fin. Corp. Tobacco Settlement
                      Asset-Backed Rev., Ser. 2001 B, 5.50%, due
                      5/15/30                                                    Baa3      BBB                  1,319
                                                                                                   ------------------
                                                                                                                2,901
                                                                                                   ------------------
NEW YORK (1.1%)
                 500  New York City IDA Liberty Rev. (7 World Trade
                      Center, LLC Proj.), Ser. 2005 A, 6.25%, due 3/1/15                                          532(^^)
                 500  New York City IDA Spec. Fac. Rev. (American
                      Airlines, Inc. J.F.K. Int'l. Arpt. Proj.), Ser. 2005,
                      7.50%, due 8/1/16                                                    B                      592(B)
                                                                                                   ------------------
                                                                                                                1,124
                                                                                                   ------------------
NORTH CAROLINA (1.5%)
               1,405  North Carolina Muni. Pwr. Agcy. Number 1 Catawba
                      Elec. Rev., Ser. 2003 A, 5.50%, due 1/1/14                 A3        BBB+                 1,500
                                                                                                   ------------------

OHIO (0.5%)
                 500  Coshocton Co. Env. Imp. Ref. Rev. (Smurfit-Stone
                      Container Enterprises, Inc. Proj.), Ser. 2005, 5.13%,
                      due 8/1/13                                                           CCC+                   501(B)
                                                                                                   ------------------

PENNSYLVANIA (1.1%)
               1,000  Cumberland Co. West Shore Area Au. Hosp. Rev.
                      (Holy Spirit Hosp. of the Sisters of Christian Charity
                      Proj.), Ser. 2001, 6.00%, due 1/1/18                                 BBB                  1,064(B)
                                                                                                   ------------------

PUERTO RICO (6.6%)
               1,295  Puerto Rico Children's Trust Tobacco Settlement
                      Asset-Backed Rev., Ser. 2002, 5.38%, due 5/15/33           Baa3      BBB                  1,350


See Notes to Schedule of Investments

                                                                                       NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------


PRINCIPAL AMOUNT                         SECURITY(@)                                  RATING                 VALUE(+)
($000's omitted)                                                                 Moody's   S&P       ($000's omitted)

               1,000  Puerto Rico Ind., Tourist, Ed., Med. & Env. Ctrl. Fac.
                      Rev. (Polytechnic Univ. of Puerto Rico Proj.), Ser.
                      2002 A, (ACA Insured), 5.25%, due 8/1/15                             A                    1,037(B)
               3,000  Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A,
                      (FSA Insured), 5.25%, due 8/1/17                           Aaa       AAA                  3,201
               1,000  Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A,
                      (FSA Insured), 5.25%, due 8/1/21                           Aaa       AAA                  1,065
                                                                                                   ------------------
                                                                                                                6,653
                                                                                                   ------------------
TEXAS (3.3%)
                 900  Brazos River Au. Ref. PCR (TXU Energy Co. LLC
                      Proj.), Ser. 2003 A, 6.75%, due 4/1/38 Putable
                      4/1/13                                                     Baa2      BBB-                 1,008(B)
                 750  Brazos River Au. Ref. Rev. (Reliant Energy, Inc.
                      Proj.), Ser. 1999 B, 7.75%, due 12/1/18                    Ba1       BBB-                   798(B)
               1,000  Brazos River Harbor Navigation Dist. of Brazoria Co.
                      Env. Fac. Rev. (Dow Chemical Co. Proj.), Ser. 2002
                      A-4, 5.20%, due 5/15/33                                    A3        A-                   1,015(B)
                 500  Dallas-Fort Worth Int'l. Arpt. Fac. Imp. Corp. Rev.,                         ------------------
                      Ser. 2004 A-1, 6.15%, due 1/1/16                           Ba2                              506(B)
                                                                                                                3,327
                                                                                                   ------------------

VIRGIN ISLANDS (2.1%)
                 250  Virgin Islands Pub. Fin. Au. Refinery Fac. Rev.
                      (HOVENSA Refinery), Ser. 2003, 6.13%, due 7/1/22           Baa3      BBB                    273
                 750  Virgin Islands Pub. Fin. Au. Rev. (Virgin Islands
                      Matching Fund Loan Notes), Ser. 1998 E, 6.00%,
                      due 10/1/22
               1,000  Virgin Islands Wtr. & Pwr. Au. Elec. Sys. Ref. Rev.,                                        782(^^)
                      Ser. 1998, 5.30%, due 7/1/18
                                                                                                                1,002(^^)
                                                                                                   ------------------
                                                                                                                2,057
                                                                                                   ------------------
                TOTAL INVESTMENTS (157.2%) (COST $153,567)                                                    157,661(##)

                Cash, receivables and other assets, less liabilities (1.6%)                                     1,636

                Liquidation Value of Auction Market Preferred Shares [(58.8%)]                                (59,000)
                                                                                                   ------------------
                TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                  $100,297
                                                                                                   ------------------



See Notes to Schedule of Investments

      NOTES TO SCHEDULE OF INVESTMENTS
      --------------------------------

(+) Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities, bid price quotations are obtained from principal market makers in those securities or, if quotations are not readily available, by methods each Fund's Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(##) At January 31, 2007, selected Fund information on a U.S. federal income tax basis was as follows:

                                         GROSS          GROSS             NET
    (000'S OMITTED)                 UNREALIZED     UNREALIZED      UNREALIZED
    NEUBERGER BERMAN     COST     APPRECIATION   DEPRECIATION    APPRECIATION

    CALIFORNIA       $153,567           $4,130            $36          $4,094
    INTERMEDIATE      467,516           12,154            422          11,732
    NEW YORK          125,618            2,752            268           2,484

(@) At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 80%, 68%, and 59% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of each Fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

(B)   Security is guaranteed by the corporate or non-profit obligor.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At January 31, 2007, these securities amounted to $4,463,000 or 1.4% of net assets applicable to common shareholders for Intermediate.

(^^)  Not rated by a NRSRO.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2007.


    For more information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman California Intermediate Municipal Fund Inc.


By: /s/ Peter E. Sundman
    -----------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    -----------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 28, 2007


By: /s/ John M. McGovern
    ---------------------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: March 28, 2007